As filed with the Securities and Exchange Commission on January 7, 2016

1933 Act Registration File No. 033-68666

1940 Act File No. 811-08004

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

Pre-Effective Amendment No.       ☐

Post-Effective Amendment No. 170  ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 172  ☒

ASTON FUNDS

(Exact Name of Registrant as Specified in Charter)

120 North LaSalle Street

Chicago, Illinois 60602

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code (312) 268-1400

(Name and Address of Agent for Service) Jeffrey T. Cerutti Chief Executive Officer Aston Funds 120 North LaSalle Street Chicago, Illinois 60602	Copy to: Deborah B. Eades Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to rule 485(b)
☐ on (date) pursuant to rule 485(b)
☐ 60 days after filing pursuant to rule 485(a)(1)
☐ on (date) pursuant to rule 485(a)(1)
☐ 75 days after filing pursuant to rule 485(a)(2)
☐ on (date) pursuant to rule 485(a)(2)

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, Aston Funds, certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois on the 7th day of January, 2016.

ASTON FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act, this post-effective amendment to the Registration Statement of Aston Funds has been signed below by the following persons in the following capacities and on the 7th day of January, 2016.

Signature	Capacity	Date

Bruce B. Bingham** Bruce B. Bingham	Trustee	January 7, 2016

William E. Chapman, II* William E. Chapman, II	Trustee; Independent Chairman	January 7, 2016

Edward J. Kaier* Edward J. Kaier	Trustee	January 7, 2016

Christine C. Carsman** Christine C. Carsman	Trustee	January 7, 2016

Kurt Keilhacker** Kurt Keilhacker	Trustee	January 7, 2016

Steven J. Paggioli* Steven J. Paggioli	Trustee	January 7, 2016

Richard F. Powers, III** Richard F. Powers, III	Trustee	January 7, 2016

Eric P. Rakowski* Eric P. Rakowski	Trustee	January 7, 2016

Victoria Sassine** Victoria Sassine	Trustee	January 7, 2016

Signature	Capacity	Date

Thomas R. Schneeweis* Thomas R. Schneeweis	Trustee	January 7, 2016

/s/ Jeffrey T. Cerutti Jeffrey T. Cerutti	Chief Executive Officer and President (Principal Executive Officer)	January 7, 2016

/s/Laura M. Curylo Laura M. Curylo	Chief Financial Officer and Treasurer (Principal Financial Officer and Principal Accounting Officer)	January 7, 2016

/s/Laura M. Curylo Laura M. Curylo	Attorney-in-Fact	January 7, 2016

*	Signed by Laura M. Curylo pursuant to a Power of Attorney previously filed as Exhibit (o)(1) to Post-Effective Amendment No. 111 to the Registration Statement filed on August 6, 2010.

**	Signed by Laura M. Curylo pursuant a Power of Attorney previously filed as Exhibit (o)(2) to Post-Effective Amendment No. 157 to the Registration Statement filed on May 12, 2014.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase